Contingent liabilities and contingent assets	12 Months Ended
Jun. 30, 2022
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets
31	Contingent liabilities and contingent assets

31.1 Contingent liabilities

The Group had contingent liabilities at 30 June 2022 in respect of:

(i)	Transfer fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Group considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £112,372,000 (2021: £91,993,000). No material adjustment was required to the amounts included in the cost of registrations during the year (2021: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the statement of profit or loss (2021: no material impact). As of 30 June 2022, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	58,462	10,609	69,071
International appearances	10,158	1,156	11,314
Awards	31,987	—	31,987
	100,607	11,765	112,372

As of 30 June 2021, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	39,792	9,285	49,077
International appearances	11,182	45	11,227
Awards	31,689	—	31,689
	82,663	9,330	91,993

(ii)	Tax matters

We are currently in active discussions with UK tax authorities over a number of tax areas in relation to arrangements with players and players’ representatives. It is possible that in the future, as a result of discussions between the Group and UK tax authorities, as well as discussions UK tax authorities are holding with other stakeholders within the football industry, interpretations of applicable rules will be challenged, which could result in liabilities in relation to these matters. The information usually required by IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’, is not disclosed on the grounds that it is not practicable to be disclosed.

(iii)	Legal matters

While we are involved from time to time in various claims and lawsuits arising in the normal course of business, there are no pending claims or legal proceedings to which the Group is a party which we expect to have a material effect on the Group’s financial position, results of operations or cash flows.

31	Contingent liabilities and contingent assets (continued)
31.2	Contingent assets
(iii)	Legal matters(Continued)

Under the terms of certain contracts with other football clubs in respect of player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 30 June 2022, the amount of such receipt considered to be probable was £nil (2021: £75,000).